Cash, Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents (Details) - USD ($)	Feb. 28, 2021	Feb. 29, 2020
Cash And Cash Equivalents [Abstract]
Bank balances	$ 134,025,561	$ 165,298